Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended				6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Textual)
Net income (loss)	$ (849,995,000)			$ (1,027,538,000)	$ (2,355,793,000)	$ (2,039,536,000)		$ (4,346,763,000)	$ (3,919,498,000)	$ (1,690,999,000)
Accounts receivable and accrued revenue, allowance for credit loss	99,674,000				99,674,000		$ 107,806,000	107,806,000	16,658,000
Costs of property repairs and maintanance								49,600,000	44,400,000	25,000,000.0
Asset impairment charges		$ 300,000,000				2,825,000		3,066,000	63,128,000	29,572,000
Non routine impairment charges								1,355,900,000	335,000,000.0
Assets held for sale							0	0
Deferred financing costs							705,000,000.0	705,000,000.0	883,600,000
Unamortized debt issuance costs							11,400,000	11,400,000	31,000,000.0
Advertising expenses								72,200,000	137,600,000	91,200,000
Cost of revenue	780,489,000			881,468,000	1,598,812,000	1,804,802,000		3,542,918,000	2,758,318,000
Depreciation and amortization	0			0	200,000	200,000		200,000	14,100,000	12,600,000
Foreign currency gain (loss)	33,025,000			54,473,000	(37,925,000)	(149,985,000)		149,196,000	29,652,000	(78,598,000)
Income tax provision (benefit)	$ 4,015,000		$ 7,100,000	7,095,000	$ 7,282,000	$ 16,115,000		19,506,000	45,637,000	(850,000)
Effective tax rate	0.44%		0.64%		0.24%	0.98%
Unrecognized tax benefits	$ 0			0	$ 0	$ 0	0	$ 0	0
Minimum [Member]
Significant Accounting Policies (Textual)
Estimated useful life,furniture and equipment								3 years
Estimated useful life, intangible assets								1 year
Non cancelable lease term of real estate leases								10 years
Maximum [Member]
Significant Accounting Policies (Textual)
Estimated useful life,furniture and equipment								20 years
Estimated useful life, intangible assets								10 years
Non cancelable lease term of real estate leases								20 years
Interest Expense [Member]
Significant Accounting Policies (Textual)
Amortization of deferred financing costs								$ 172,100,000	3,900,000	3,200,000
Selling, General and Administrative Expenses [Member]
Significant Accounting Policies (Textual)
Cost of revenue	20,600,000			$ 50,100,000	32,700,000	$ 142,500,000		$ 248,800,000	$ 384,700,000	$ 164,700,000
Computer Software, Intangible Asset [Member]
Significant Accounting Policies (Textual)
Estimated useful life,furniture and equipment								3 years
BOWX ACQUISITION CORP [Member]
Significant Accounting Policies (Textual)
Federal Depository Insurance Coverage	$ 250,000				$ 250,000		$ 250,000	$ 250,000
Number of warrants							23,873,333
Investment income earned on trust account							$ 227,000
Net income (loss)							4,900,000
Income tax provision (benefit)							$ (22,010)
Effective tax rate							(0.50%)
Unrecognized tax benefits							$ 0	$ 0
Warrant [Member] | Private Placement [Member] | BOWX ACQUISITION CORP [Member]
Significant Accounting Policies (Textual)
Number of warrants							7,773,333
Class A Common Stock [Member] | BOWX ACQUISITION CORP [Member]
Significant Accounting Policies (Textual)
Class A common stock, subject to possible redemption	43,231,098				43,231,098		44,911,184	44,911,184
Income and franchise taxes							$ 144,000
Net income (loss)							4,800,000
Class B Common Stock [Member] | BOWX ACQUISITION CORP [Member]
Significant Accounting Policies (Textual)
Net income (loss)							$ 83,000